Reserves - Disclosure of Restricted Share Units Reserve (Detail) - RSU [member]	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of restricted share units reserve [line items]
Beginning balance | shares	350,206	350,058
Granted | shares	93,990	91,780
Released | shares	(119,827)	(87,838)
Forfeited | shares	(8,033)	(3,794)
Ending balance | shares	316,336	350,206
Weighted Average Intrinsic Value,Beginning Balance | $	$ 31.25	$ 26.69
Weighted Average Intrinsic Value,Granted | $	43.35	46.72
Weighted Average Intrinsic Value,Released | $	33.1	28.85
Weighted Average Intrinsic Value, Forfeited | $	44.39	39.95
Weighted Average Intrinsic Value, Ending Balance | $	$ 33.81	$ 31.25